THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value
COMMUNICATION SERVICES — 27.9%
Alphabet, Cl A *	1,040	$2,447,640
Altice USA, Cl A *	66,905	2,429,321
Charter Communications, Cl A *	4,170	2,808,286
Comcast, Cl A	35,198	1,976,368
Liberty Latin America, Cl A *	142,965	1,985,069
Shaw Communications, Cl B	70,700	2,045,351
T-Mobile US *	15,726	2,077,876

		15,769,911

ELECTRIC UTILITIES — 7.8%
Exelon	35,350	1,588,629
NextEra Energy	36,580	2,835,316

		4,423,945

INDUSTRIALS — 12.2%
Canadian National Railway	20,715	2,229,970
Kansas City Southern	8,635	2,523,233
Union Pacific	9,679	2,149,609

		6,902,812

MULTI-UTILITIES — 22.2%
Alliant Energy	43,341	2,434,464
Ameren	23,515	1,995,013
CMS Energy	36,930	2,377,923
Enel SpA ADR	198,105	1,959,258
Public Service Enterprise Group	27,915	1,763,111
Xcel Energy	28,560	2,036,328

		12,566,097

REAL ESTATE — 24.2%
Americold Realty Trust REIT	43,975	1,776,150
CoreSite Realty REIT	18,080	2,196,539
Crown Castle International REIT	12,125	2,292,353
Equinix REIT	3,500	2,522,660
Prologis REIT	19,505	2,272,918
SBA Communications, Cl A, REIT	8,740	2,619,553

		13,680,173

WATER UTILITIES — 5.2%
American Water Works	18,690	2,915,453

TOTAL COMMON STOCK (Cost $40,032,814)		56,258,391

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
April 30, 2021 (Unaudited)

SHORT-TERM INVESTMENT (A) — 0.5%

	Shares	Value
SEI Daily Income Trust Treasury II Fund, Cl F, 0.010% (Cost $307,940)	307,940	$307,940

TOTAL INVESTMENTS— 100.0% (Cost $40,340,754)		$56,566,331

Percentages are based on Net Assets of $56,558,443.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3400

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